UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2016 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 91.7%
Angola 0.7%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $1,000,000)		1,000,000	835,200
Argentina 1.4%
YPF SA, 144A, 8.5%, 7/28/2025 (Cost $1,734,198)		1,750,000	1,628,594
Armenia 1.7%
Republic of Armenia, 144A, 7.15%, 3/26/2025 (Cost $2,048,928)		2,100,000	2,008,440
Brazil 0.0%
Independencia International Ltd., REG S, 12.0%, 12/30/2016 * (Cost $2,767,977)		1,574,386	0
British Virgin Islands 1.1%
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020 (Cost $1,651,661)		1,800,000	1,350,000
Cayman Islands 3.3%
Agricola Senior Trust, 144A, 6.75%, 6/18/2020		1,000,000	988,750
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,000,000	2,860,656
(Cost $4,270,290)			3,849,406
Chile 2.0%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (b)		1,500,000	1,436,772
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		1,000,000	865,736
(Cost $2,463,120)			2,302,508
Costa Rica 1.4%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $1,969,696)		2,000,000	1,680,000
Dominican Republic 0.8%
Dominican Republic, 144A, 5.5%, 1/27/2025 (Cost $1,016,552)		1,000,000	940,000
El Salvador 1.9%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		1,250,000	993,750
144A, 7.65%, 6/15/2035		1,600,000	1,260,000
(Cost $2,942,378)			2,253,750
Hungary 7.4%
Republic of Hungary:
4.0%, 3/25/2019		3,000,000	3,118,500
5.375%, 2/21/2023		4,000,000	4,372,800
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,197,745
(Cost $8,781,527)			8,689,045
Indonesia 6.4%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	26,800,000,000	1,952,986
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		1,550,000	1,525,736
144A, 5.625%, 5/20/2043		2,000,000	1,558,374
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		2,500,000	2,431,525
(Cost $7,834,791)			7,468,621
Ivory Coast 0.9%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,175,460)		1,200,000	1,057,296
Kazakhstan 0.9%
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018 (Cost $1,109,374)		1,000,000	1,066,500
Luxembourg 4.1%
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025 (b)		1,000,000	849,900
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		3,000,000	3,033,750
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		1,300,000	819,000
Tonon Luxembourg SA, 144A, 7.25% , 1/24/2020 (PIK) *		1,272,500	127,250
(Cost $6,786,496)			4,829,900
Mexico 18.6%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	29,000,000	1,549,470
Axtel SAB de CV, 144A, 9.0%, 1/31/2020		1,000,000	1,069,150
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022 (b)		1,000,000	987,400
144A, 6.75%, 9/30/2022		1,000,000	1,076,500
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	471,875
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		2,600,000	2,450,500
Elementia SAB de CV, 144A, 5.5%, 1/15/2025		3,000,000	2,775,300
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		870,000	794,962
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,500,000	1,218,750
United Mexican States:
4.6%, 1/23/2046		8,200,000	7,277,500
Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,168,807
(Cost $24,593,661)			21,840,214
Morocco 1.0%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,182,477
Namibia 1.6%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $1,980,860)		2,000,000	1,850,000
Netherlands 1.7%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	784,123
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		1,250,000	1,162,500
(Cost $1,990,835)			1,946,623
Panama 3.0%
Republic of Panama, 3.75%, 3/16/2025 (Cost $3,587,637)		3,630,000	3,575,550
Paraguay 3.9%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,007,875
Republic of Paraguay:
144A, 4.625%, 1/25/2023		500,000	488,750
144A, 6.1%, 8/11/2044		1,200,000	1,158,000
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		2,200,000	1,980,000
(Cost $5,004,493)			4,634,625
Peru 4.4%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	508,600
Republic of Peru:
2.75%, 1/30/2026	EUR	2,500,000	2,681,168
4.125%, 8/25/2027		2,000,000	1,975,000
(Cost $5,272,114)			5,164,768
Philippines 1.2%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,064,217)		1,000,000	1,370,000
Romania 1.6%
Government of Romania, 144A, 2.75%, 10/29/2025 (Cost $1,968,200)	EUR	1,750,000	1,933,881
Russia 1.7%
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,017,700
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	996,700
(Cost $1,990,523)			2,014,400
Slovenia 1.0%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $1,077,551)		1,000,000	1,126,114
South Africa 7.1%
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	20,000,000	1,244,425
Series R186, 10.5%, 12/21/2026	ZAR	103,400,000	7,077,435
(Cost $11,400,029)			8,321,860
Sri Lanka 7.1%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	907,500
144A, 8.875%, 9/18/2018		1,530,000	1,566,338
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		2,800,000	2,663,161
144A, 6.85%, 11/3/2025		3,500,000	3,184,646
(Cost $8,962,730)			8,321,645
Turkey 1.7%
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020 (Cost $2,087,365)		2,000,000	2,050,680
United States 0.4%
U.S. Treasury Note, 1.0%, 8/31/2016 (Cost $501,787)		500,000	501,274
Uruguay 1.0%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $1,358,493)		1,340,000	1,159,100
Venezuela 0.7%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (Cost $1,521,952)		2,000,000	824,800
Total Bonds (Cost $123,290,418)			107,777,271
		Shares	Value ($)
Securities Lending Collateral 5.8%
Daily Assets Fund “Capital Shares”, 0.40% (c) (d) (Cost $6,791,453)		6,791,453	6,791,453
Cash Equivalents 5.5%
Central Cash Management Fund, 0.32% (c) (Cost $6,459,610)		6,459,610	6,459,610
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $136,541,481) †		103.0	121,028,334
Other Assets and Liabilities, Net		(3.0)	(3,504,388)
Net Assets		100.0	117,523,946

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	USD	1,574,386	2,767,977	0
Tonon Luxembourg SA*	7.25%	1/24/2020	USD	1,272,500	1,177,422	127,250
					3,945,399	127,250

*	Non-income producing security.
†	The cost for federal income tax purposes was $136,566,479. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $15,538,145. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $525,376 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,063,521.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $6,610,473, which is 5.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	12,400,000	USD	1,883,140	2/25/2016	9,207	Australia & New Zealand Banking Group Ltd.
USD	1,829,384	MXN	33,800,000	3/22/2016	27,907	BNP Paribas
EUR	5,360,000	USD	5,864,082	4/19/2016	45,356	BNP Paribas
GBP	1,060,000	USD	1,511,641	4/19/2016	980	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					83,450

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,930,562	CNY	12,400,000	2/25/2016	(56,630)	Australia & New Zealand Banking Group Ltd.
MXN	26,158,300	USD	1,423,465	5/3/2016	(9,729)	BNP Paribas
ZAR	134,887,900	USD	8,185,990	5/3/2016	(158,168)	Citigroup, Inc.
Total unrealized depreciation					(224,527)

Currency Abbreviations

CNY	Chinese Yuan	IDR	Indonesian Rupiah
EUR	Euro	MXN	Mexican Peso
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$107,777,271	$0	$107,777,271
Short-Term Investments (e)	13,251,063	—	—	13,251,063
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$83,450	$—	$83,450
Total	$13,251,063	$107,860,721	$0	$121,111,784
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(224,527)	$—	$(224,527)
Total	$—	$(224,527)	$—	$(224,527)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (141,077)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016